REAL ESTATE-RELATED SECURITIES (Narrative) (Detail)	6 Months Ended
	Jun. 30, 2020 USD ($) Investment	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Real estate-related securities	$ 16,103,000	$ 0
Unrealized Gain	20,000
Credit losses	$ 0
CMBS
Debt Instrument [Line Items]
Number of debt instruments | Investment	2
Real estate-related securities	$ 16,103,000	0
Unrealized gain on real estate-related securities	20,000
Unrealized Gain	$ 20,000	$ 0
Minimum | CMBS
Debt Instrument [Line Items]
Stated interest rate (percent)	2.70%
Maximum | CMBS
Debt Instrument [Line Items]
Stated interest rate (percent)	13.00%